Offerings - Offering: 1	Oct. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 104,403,797.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,418.16
Offering Note	(i) Title of each class of securities to which transaction applies: Common stock, $0.001 par value per share, of the Registrant ("common stock"). (ii) Aggregate number of securities to which transaction applies: Not applicable (iii) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"): The maximum aggregate value of the transaction for purposes of calculating the filing fee is $104,403,797.47, which is the maximum aggregate cash consideration that may be received by the Registrant indirectly through its wholly owned subsidiary Pixelworks Semiconductor Technology Company, LLC ("Pixelworks LLC"), from the sale of all the shares that Pixelworks LLC owns in Pixelworks Semiconductor Technology (Shanghai) Co., Ltd. ("Pixelworks Shanghai"), pursuant to that certain Share Purchase Agreement, dated October 15, 2025, by and among the Company, Pixelworks LLC, Pixelworks Shanghai, and Tiansui Xinyuan Technology (Shanghai) Co., Ltd., together with any other shareholders of Pixelworks Shanghai that become parties thereto (the "Transaction Value"). The filing fee was calculated based upon the product of (A) the Transaction Value and (B) 0.00013810, the rate applicable under Section 14(g) of the Exchange Act.